Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Total amount recognized
Noncurrent assets	SFr 538		SFr 560
International
Total benefit costs
Service costs on benefit obligation	6	SFr 8
Interest costs on benefit obligation	48	30
Expected return on plan assets	(66)	(33)
Amortization of recognized prior service cost/(credit)	1	1
Amortization of recognized actuarial losses/(gains)	(6)	5
Net periodic benefit/(costs)	(17)	11
PBO
Service costs	6	8
Interest costs	48	SFr 30
International | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	17
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	9
International | Other post-retirement defined benefit plans
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	12
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	SFr 6